UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22748

YCG Funds
(Exact name of registrant as specified in charter)

3207 Ranch Road 620 South, Suite 200

Austin, TX 78738
(Address of principal executive offices) (Zip code)

William Kruger

YCG Funds

3207 Ranch Road 620 South, Suite 200

Austin, TX 78738
(Name and address of agent for service)

(512) 505-2347

Registrant’s telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: May 31, 2025

Item 1. Reports to Stockholders.

(a)

YCG Enhanced Fund
YCGEX
Semi-Annual Shareholder Report | May 31, 2025
This semi-annual shareholder report contains important information about the YCG Enhanced Fund for the period of December 1, 2024, to May 31, 2025. You can find additional information about the Fund at https://ycgfunds.com/how-to-invest/. You can also request this information by contacting us at 1-855-444-9243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
YCG Enhanced Fund	$59	1.17%
*	Annualized
HOW DID THE FUND PERFORM THE LAST SIX-MONTHS AND WHAT AFFECTED ITS PERFORMANCE?
DOGE-driven cuts in government spending combined with rising tariffs to heighten investors’ concerns about the potential for stagflation. Additionally, the rise of Chinese-based LLMs like Deepseek dampened investor enthusiasm for American AI winners. Taken together, these news items drove the underperformance of both cyclical and AI-related names and the outperformance of more defensive, consumer staple-like companies. We took this opportunity to rebalance the portfolio and initiate positions in the American aggregates sector.
Notable contributors to performance over the six months ended May 31, 2025 were Hermßs, Republic Services, Microsoft, Mastercard, and Intuit.
Notable detractors to performance over the six months ended May 31, 2025 were Copart, Fair Isaac, Apple, L’Oréal, and MSCI.
In our Annual and Semi-Annual reports, we include all of the required quantitative information, such as financial statements, detailed footnotes, performance reports and fund holdings. We also produce a Manager Commentary which is a more qualitative perspective on fund performance, discuss our thoughts on individual holdings, and share our investment outlook. You may obtain a copy of the current Manager Commentary either on the Fund’s website at https://ycgfunds.com/how-to-invest/ or by calling 1-512-505-2347
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The following line graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period. The table below provides the Fund’s average annual total returns for the 1-, 5-, and 10-year periods as of May 31, 2025, and the average annual total returns of an appropriate, broad-based securities market index for the same periods.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
YCG Enhanced Fund	PAGE 1	TSR-SAR-98421P109

ANNUAL AVERAGE TOTAL RETURNS (%) (as of May 31, 2025)

	1 Year	5 Year	10 Year
TF (without sales charge)	12.56	13.82	12.02
S&P 500 TR	13.52	15.94	12.86
S&P Global BMI TR	13.32	13.37	9.34
Visit https://ycgfunds.com/how-to-invest/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$589,500,012
Number of Holdings	66
Portfolio Turnover Rate	4%
Visit https://ycgfunds.com/how-to-invest/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of May 31, 2025)*

Top Sectors	(%)**
Financials	33.1%
Industrials	19.2%
Information Technology	17.6%
Consumer Discretionary	12.7%
Real Estate	4.4%
Consumer Staples	2.5%
Communication Services	2.5%
Materials	1.6%
Cash & Other	6.4%

Top Holdings	(%)
Microsoft Corp.	7.6%
MasterCard, Inc. - Class A	6.8%
Moody’s Corp.	6.1%
Hermes International	5.3%
Amazon.com, Inc.	4.4%
Copart, Inc.	4.2%
Republic Services, Inc.	4.0%
MSCI, Inc.	4.0%
Waste Management, Inc.	4.0%
Marsh & McLennan Cos, Inc.	3.9%

Top Ten Countries	(%)
United States	80.5%
France	6.4%
Ireland	4.3%
Canada	4.1%
Netherlands	1.9%
Cash & Other	2.8%
*	Percentages are stated as a percent of total net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://ycgfunds.com/how-to-invest/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your YCG, LLC documents not be householded, please contact YCG, LLC at 1-855-444-9243, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by YCG, LLC or your financial intermediary.
YCG Enhanced Fund	PAGE 2	TSR-SAR-98421P109

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

YCG Enhanced Fund
Core Financial Statements
May 31, 2025

YCG Enhanced Fund
Schedule of Investments
May 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.9%
Automobiles - 1.9%
Ferrari NV	22,928	$10,977,009
Broadline Retail - 4.4%
Amazon.com, Inc.(a)(c)	126,630	25,960,416
Capital Markets - 15.3%
CME Group, Inc.	45,467	13,139,963
Moody’s Corp.	74,848	35,876,143
MSCI, Inc.(c)	41,877	23,619,466
S&P Global, Inc.(c)	34,240	17,560,326
		90,195,898
Commercial Services & Supplies - 12.2%
Copart, Inc.(a)	482,780	24,853,514
Republic Services, Inc.	92,256	23,736,546
Waste Management, Inc.	96,947	23,361,319
		71,951,379
Construction Materials - 1.6%
CRH PLC(c)	31,493	2,870,902
Martin Marietta Materials, Inc.(c)	6,038	3,306,107
Vulcan Materials Co.(c)	12,275	3,253,734
		9,430,743
Financial Services - 8.8%
MasterCard, Inc. - Class A	68,896	40,345,497
Visa, Inc. - Class A	31,725	11,585,653
		51,931,150
Ground Transportation - 4.1%
Canadian National Railway Co.	115,269	12,096,329
Canadian Pacific Kansas City Ltd.	151,484	12,368,669
		24,464,998
Household Products - 2.5%
Colgate-Palmolive Co.	82,613	7,678,052
The Procter & Gamble Co.(d)	42,509	7,221,854
		14,899,906
Insurance - 9.0%
Aon PLC - Class A(d)	61,134	22,746,739
Marsh & McLennan Cos, Inc.	98,033	22,906,391
The Progressive Corp.	26,092	7,434,393
		53,087,523
Interactive Media & Services - 2.5%
Alphabet, Inc. - Class C	85,230	14,732,006
Professional Services - 2.9%
Verisk Analytics, Inc.	55,009	17,280,527

The accompanying notes are an integral part of these financial statements.

1

YCG Enhanced Fund
Schedule of Investments
May 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Real Estate Management & Development - 4.4%
CBRE Group, Inc. - Class A(a)	86,934	$10,868,489
CoStar Group, Inc.(a)	203,109	14,940,698
		25,809,187
Software - 15.1%
Adobe, Inc.(a)	15,675	6,506,536
Fair Isaac Corp.(a)(c)	10,375	17,910,155
Intuit, Inc.(c)	26,583	20,029,493
Microsoft Corp.	96,885	44,601,979
		89,048,163
Technology Hardware, Storage & Peripherals - 2.8%
Apple, Inc.(c)	81,107	16,290,341
Textiles, Apparel & Luxury Goods - 6.4%
Hermes International	11,359	31,315,248
LVMH Moet Hennessy Louis Vuitton SE	11,939	6,483,209
		37,798,457
TOTAL COMMON STOCKS (Cost $270,763,161)		553,857,703
	Par
SHORT-TERM INVESTMENTS - 3.6%
U.S. Treasury Bills - 3.6%
4.24%, 08/21/2025(b)	$18,000	17,831
4.19%, 08/28/2025(b)	22,000	21,775
4.13%, 09/04/2025(b)	5,000	4,945
4.14%, 09/11/2025(b)	269,000	265,835
4.12%, 09/18/2025(b)	3,000	2,962
4.11%, 09/25/2025(b)	71,000	70,050
4.02%, 10/02/2025(b)	10,943,000	10,787,634
4.06%, 10/09/2025(b)	2,225,000	2,191,703
4.08%, 10/16/2025(b)	85,000	83,659
4.09%, 10/23/2025(b)	81,000	79,659
4.07%, 10/30/2025(b)	2,287,000	2,247,168
4.13%, 11/06/2025(b)	434,000	426,123
4.15%, 11/13/2025(b)	85,000	83,387
4.19%, 11/20/2025(b)	4,813,000	4,717,686
4.20%, 11/28/2025(b)	61,000	59,737
TOTAL SHORT-TERM INVESTMENTS (Cost $21,072,591)		21,060,154
TOTAL INVESTMENTS - 97.5% (Cost $291,835,752)		$574,917,857
Other Assets in Excess of Liabilities - 2.5%		14,582,155
TOTAL NET ASSETS - 100.0%		$589,500,012

The accompanying notes are an integral part of these financial statements.

2

YCG Enhanced Fund
Schedule of Investments
May 31, 2025 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown is the annualized effective yield as of May 31, 2025.
(c)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(d)	All or a portion of security has been pledged as collateral for written options. The total value of assets committed as collateral as of May 31, 2025 is $14,280,141.
The accompanying notes are an integral part of these financial statements.

3

YCG Enhanced Fund
Schedule of Written Options
May 31, 2025 (Unaudited)

WRITTEN OPTIONS - (0.3)%	Notional Amount	Contracts	Value
Put Options - (0.3)%(a)(b)
Amazon.com, Inc.
Expiration: 06/20/2025; Exercise Price: $175.00	$(2,316,613)	(113)	$(4,294)
Expiration: 07/18/2025; Exercise Price: $175.00	(1,763,086)	(86)	(11,180)
Apple, Inc.
Expiration: 06/20/2025; Exercise Price: $200.00	(6,226,350)	(310)	(162,440)
Expiration: 06/20/2025; Exercise Price: $195.00	(2,169,180)	(108)	(37,152)
CRH PLC
Expiration: 06/20/2025; Exercise Price: $95.00	(1,485,908)	(163)	(96,170)
Expiration: 06/20/2025; Exercise Price: $85.00	(267,760)	(40)	(3,200)
Expiration: 06/20/2025; Exercise Price: $92.50	(984,528)	(108)	(39,960)
Expiration: 06/20/2025; Exercise Price: $97.50	(227,900)	(25)	(18,125)
Fair Isaac Corp.
Expiration: 07/18/2025; Exercise Price: $1,900.00	(863,140)	(5)	(103,475)
Expiration: 07/18/2025; Exercise Price: $1,920.00	(4,143,072)	(24)	(533,280)
Expiration: 08/15/2025; Exercise Price: $1,700.00	(5,178,840)	(30)	(347,610)
Intuit, Inc., Expiration: 07/18/2025; Exercise Price: $590.00	(1,506,940)	(20)	(3,000)
Martin Marietta Materials, Inc.
Expiration: 07/18/2025; Exercise Price: $490.00	(1,095,100)	(20)	(8,550)
Expiration: 07/18/2025; Exercise Price: $560.00	(1,204,610)	(22)	(55,770)
Expiration: 07/18/2025; Exercise Price: $500.00	(547,550)	(10)	(5,525)
MSCI, Inc.
Expiration: 06/20/2025; Exercise Price: $520.00	(958,834)	(17)	(5,738)
Expiration: 06/20/2025; Exercise Price: $530.00	(2,876,502)	(51)	(14,790)
S&P Global, Inc., Expiration: 07/18/2025; Exercise Price: $470.00	(1,692,438)	(33)	(10,890)
Vulcan Materials Co., Expiration: 08/15/2025; Exercise Price: $270.00	(2,677,207)	(101)	(153,520)
Total Put Options			(1,614,669)
TOTAL WRITTEN OPTIONS (Premiums received $2,648,233)			$(1,614,669)

Percentages are stated as a percentof net assets.
(a)	100 shares per contract.
(b)	Exchange-traded.
The accompanying notes are an integral part of these financial statements.

4

YCG Enhanced Fund
Statement of Assets and Liabilities
May 31, 2025 (Unaudited)

ASSETS:
Investments, at value	$574,917,857
Foreign currency, at value	8,722,655
Deposits with broker for options written	7,770,349
Dividends receivable	217,114
Dividend tax reclaims receivable	122,613
Receivable for fund shares sold	292
Cash	222
Prepaid expenses and other assets	25,192
Total assets	591,776,294
LIABILITIES:
Written option contracts, at value	1,614,669
Payable to adviser	498,049
Payable for capital shares redeemed	30,910
Payable for distribution and shareholder servicing fees	19,467
Payable for expense and other liabilities	113,187
Total liabilities	2,276,282
NET ASSETS	$ 589,500,012
Net Assets Consist of:
Paid-in capital	$292,958,466
Total distributable earnings	296,541,546
Total net assets	$ 589,500,012
Net assets	$589,500,012
Shares issued and outstanding(a)	18,177,302
Net asset value per share	$32.43
COST:
Investments, at cost	$291,835,752
Foreign currency, at cost	$8,356,537
PROCEEDS:
Written options premium received	$2,648,233

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

5

YCG Enhanced Fund
Statement of Operations
For the Period Ended May 31, 2025 (Unaudited)

INVESTMENT INCOME:
Dividend income	$3,065,973
Interest income	438,711
Less: Issuance fees	(204)
Less: Dividend withholding taxes	(126,199)
Total investment income	3,378,281
EXPENSES:
Investment advisory fee	2,872,885
Fund administration and accounting fees	197,120
Shareholder service costs	104,331
Transfer agent fees	45,846
Compliance fees	42,422
Legal fees	28,853
Custodian fees	20,998
Federal and state registration fees	18,200
Trustees’ fees	12,469
Audit fees	10,208
Reports to shareholders	3,850
Other expenses and fees	6,566
Total expenses	3,363,748
Expense recoupment by Adviser	442
Net expenses	3,364,190
NET INVESTMENT INCOME	14,091
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	10,991,596
Written option contracts expired or closed	1,044,435
Foreign currency translation	345,909
Net realized gain (loss)	12,381,940
Net change in unrealized appreciation (depreciation) on:
Investments	(8,064,084)
Written option contracts	647,347
Foreign currency translation	509,219
Net change in unrealized appreciation (depreciation)	(6,907,518)
Net realized and unrealized gain (loss)	5,474,422
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,488,513

The accompanying notes are an integral part of these financial statements.

6

YCG Enhanced Fund
Statements of Changes in Net Assets

	Period Ended May 31, 2025 (Unaudited)	Year Ended November 30, 2024
OPERATIONS:
Net investment income (loss)	$14,091	$(1,292,242)
Net realized gain (loss)	12,381,940	25,434,216
Net change in unrealized appreciation (depreciation)	(6,907,518)	72,500,160
Net increase (decrease) in net assets from operations	5,488,513	96,642,134
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(23,630,441)	(10,049,741)
Total distributions to shareholders	(23,630,441)	(10,049,741)
CAPITAL TRANSACTIONS:
Subscriptions	6,995,944	15,943,302
Reinvestments	21,679,166	9,212,611
Redemptions	(14,809,909)	(28,992,841)
Redemption fees	6	802
Net increase (decrease) in net assets from capital transactions	13,865,207	(3,836,126)
Net increase (decrease) in net assets	(4,276,721)	82,756,267
NET ASSETS:
Beginning of the period	593,776,733	511,020,466
End of the period	$ 589,500,012	$593,776,733
SHARES TRANSACTIONS
Subscriptions	222,094	529,861
Reinvestments	680,665	323,023
Redemptions	(466,462)	(954,020)
Total increase (decrease) in shares outstanding	436,297	(101,136)

The accompanying notes are an integral part of these financial statements.

7

YCG Enhanced Fund
Financial Highlights

	Period Ended May 31, 2025 (Unaudited)	Year Ended November 30,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$33.47	$28.64	$23.60	$30.98	$23.85	$20.95
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.00(b)	(0.07)	(0.06)	(0.09)	(0.09)	(0.03)
Net realized and unrealized gain (loss) on investments(c)	0.30	5.46	5.10	(4.53)	7.22	3.05
Total from investment operations	0.30	5.39	5.04	(4.62)	7.13	3.02
LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)	—	—	—	—	(0.01)
Net realized gains	(1.32)	(0.56)	—	(2.76)	—	(0.11)
Total distributions	(1.34)	(0.56)	—	(2.76)	—	(0.12)
Redemption fee per share	0.00(b)	0.00(b)	0.00(b)	0.00(b)	0.00(b)	0.00(b)
Net asset value, end of period	$32.43	$33.47	$28.64	$23.60	$30.98	$23.85
TOTAL RETURN(d)	0.95%	19.18%	21.36%	−16.56%	29.90%	14.49%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$589,500	$593,777	$511,020	$435,721	$545,523	$413,553
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(e)	1.17%	1.18%	1.19%	1.19%	1.18%	1.19%
After expense reimbursement/ recoupment(e)	1.17%	1.19%	1.19%	1.19%	1.19%	1.19%
Ratio of net investment income (loss) to average net assets(e)	0.00%(f)	(0.24)%	(0.22)%	(0.38)%	(0.34)%	(0.14)%
Portfolio turnover rate(d)	4%	8%	18%	5%	18%	44%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)	Amount represents less than $0.005 per share.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Amount represents less than 0.005%.
The accompanying notes are an integral part of these financial statements.

8

YCG ENHANCED FUND
NOTES TO FINANCIAL STATEMENTS
May 31, 2025
1. ORGANIZATION
YCG Funds (the “Trust”) is a Delaware statutory trust organized under an Agreement and Declaration of Trust dated September 4, 2012. The Trust is an open-end management investment company, as defined in the Investment Company Act of 1940 (the “1940 Act”), as amended. The Trust consists of one series, YCG Enhanced Fund (the “Fund”). The Fund is classified and operates as a non-diversified fund under the 1940 Act. The Fund commenced operations on December 28, 2012. The Fund’s investment adviser is YCG, LLC (the “Adviser”). There are an unlimited number of authorized shares. The investment objective of the Fund is to maximize long-term capital appreciation with reasonable investment risk.
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
A.
Subsequent Events Evaluation. In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure resulting from subsequent events through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

B.
New Accounting Pronouncement. In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.

Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
C.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

9

YCG ENHANCED FUND
NOTES TO FINANCIAL STATEMENTS
May 31, 2025(Continued)
D.
Investment Valuation. The Fund’s investments are valued at fair value. Fair value as used for determining the Fund’s net asset value is in contrast to the use of the term “fair value” for making valuation measurements in connection with preparing the Fund’s financial statements, as discussed below under “Valuation Measurements.” FASB Accounting Standard Codification Topic 820, Fair Value Measurement uses the term “fair value” to refer generally to the value of an asset or liability, regardless of whether that value is based on readily available market quotations or on other inputs.

Securities which are traded on a national stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded. Securities that are traded on The Nasdaq OMX Group, Inc., referred to as Nasdaq, are valued at the Nasdaq Official Closing Price. Exchange-traded securities for which there were no transactions are valued at the current bid prices. Securities traded on only over-the-counter markets are valued on the basis of closing over-the-counter bid prices. Short-term debt instruments maturing within 60 days are valued by the amortized cost method, which approximates fair value. Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Debt securities (other than short-term instruments) are valued at the mean price furnished by a national pricing service, subject to review by the Adviser, which acts as the “Valuation Designee” under Rule 2a-5 of the 1940 Act, and determination of the appropriate price whenever a furnished price is significantly different from the previous day’s furnished price. Options written or purchased by the Fund are valued at the last sales price. If there are no trades for an option on a given day, options are valued at the mean between the current bid and asked prices. The value of a foreign security or other asset shall be determined as of the normal close of trading on the foreign exchange or other market on which it is traded or as of the Value Time, if that is earlier, in its national foreign currency or the Euro, as applicable, and shall then be converted into its U.S. dollar equivalent at the prevailing foreign currency exchange rate as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Standard Time, on the Value Date. If market quotations are not readily available for a security or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, then that security may be valued by another method that the Valuation Designee believes accurately reflects fair value. A security’s valuation may differ depending on the method used for determining fair value. Fair value in this context is the value of securities for which no readily available market quotations exist, as determined in good faith by the Adviser pursuant to fair value methodologies established by the Adviser as the Valuation Designee under the supervision of the Board.
Valuation Measurements
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:
Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

10

YCG ENHANCED FUND
NOTES TO FINANCIAL STATEMENTS
May 31, 2025(Continued)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$553,857,703	$—	$ —	$553,857,703
U.S. Treasury Bills	—	21,060,154	—	21,060,154
Total Investments	$553,857,703	$21,060,154	$—	$574,917,857
Liabilities:
Investments:
Written Options	$(826,456)	$(788,213)	$—	$(1,614,669)
Total Investments	$(826,456)	$(788,213)	$—	$(1,614,669)

Refer to the Schedule of Investments for industry classifications.
The Fund did not invest in any Level 3 investments during the period.
E.
Option Writing. The Fund may write covered call options and put options on a substantial portion of the Fund’s long equity portfolio as a means to generate additional income and to tax-efficiently enter and exit positions. The Fund will not use this strategy as a means of generating implicit leverage. In other words, if all put options were to be exercised, the Fund will generally have enough cash on hand to purchase the assigned shares. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Upon writing an option, the Fund is required to pledge an amount of cash or securities, as determined by the broker, as collateral. As of May 31, 2025, the Fund held securities with a value of $14,280,141 and cash of $7,770,349 as collateral for options written. During the year, the Fund used written put options in a manner consistent with the strategy described above.

The value of Derivative Instruments on the Statement of Assets and Liabilities as of May 31, 2025, are as follows:

	Liability Derivatives
Derivatives not Accounted for as Hedging Instruments	Location	Value
Equity Contracts - Options	Options written, at value	$(1,614,669)

The effect of Derivative Instruments on the Statement of Operations for the period ended May 31, 2025, are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not Accounted for as Hedging Instruments	Options Written	Derivatives not Accounted for as Hedging Instruments	Options Written
Equity Contracts	$1,004,435	Equity Contracts	$647,347

The average monthly value of options written during the period ended May 31, 2025, was $1,091,966.

11

YCG ENHANCED FUND
NOTES TO FINANCIAL STATEMENTS
May 31, 2025(Continued)
Derivative Risks
The risks of using the various types of derivatives in which the Fund may engage include the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Fund in the manner intended by the Adviser, the risk that the counterparty to a derivative contract may fail to comply with its obligations to the Fund, the risk that there may not be a liquid secondary market for the derivative at a time when the Fund would look to disengage the position, the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract, the risk that the use of derivatives may induce leverage in the Fund, and the risk that the cost of the derivative may reduce the overall returns experienced by the Fund.
In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Fund has adopted policies and procedures to comply with Rule 18f-4.
Offsetting Assets and Liabilities
The Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.
The following is a summary of the Assets and Liabilities subject to offsetting in the Fund as of May 31, 2025:

Liabilities				Gross Amounts not Offset in the Statement of Assets and Liabilities
Description/Counterparty	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Options Written Interactive Brokers	$1,614,669	$ —	$1,614,669	$ —	$(1,614,669)	$ —

In some instances, the collateral amounts disclosed in the tables were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received/pledged may be more than the amounts disclosed herein.
F.
Federal Income Taxes. The Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required.

The Fund has adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. As of and during the year ended November 30, 2024, the Fund did not incur any interest or penalties and did not have any liabilities for unrecognized tax benefits.
The Fund is generally not subject to examination by U.S. tax authorities for tax years prior to the year ended November 30, 2021.

12

YCG ENHANCED FUND
NOTES TO FINANCIAL STATEMENTS
May 31, 2025(Continued)
G.
Distributions to Shareholders. The Fund will declare and distribute any net investment income and any net realized long or short-term capital gains annually. Distributions to shareholders are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes. Where appropriate, reclassifications between capital accounts are made for such differences that are permanent in nature.

H.
Use of Estimates. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

I.
Guarantees and Indemnifications. Under the Fund’s organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

J.
Redemption Fee. Those who buy and sell the Fund within 30 calendar days will incur a 2% redemption fee, retained for the benefit of long-term shareholders, recorded as additional capital in the Statement of Changes in Net Assets.

K.
Beneficial Ownership. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. At May 31, 2025, no shareholder held more than 25% of the outstanding shares of the YCG Enhanced Fund.

L.
Other. Investment transactions and shareholder transactions are accounted for on the trade date. Net realized gains and losses on securities are computed on the basis of specific identification. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.

3. INVESTMENT TRANSACTIONS
For the period ended May 31, 2025, the aggregate purchases and sales of securities, excluding short-term securities, were $22,669,087 and $41,896,040 respectively for the Fund. For the period ended May 31, 2025, there were no long-term purchases or sales of U.S. Government securities for the Fund.
4. FEES AND OTHER RELATED PARTY TRANSACTIONS
The Adviser acts as the investment adviser to the Fund pursuant to an investment advisory agreement (the “Advisory Agreement”) which has been approved by the Fund’s Board of Trustees (including a majority of the Trustees who are not parties to the Advisory Agreement, or interested persons of any such party). Under the terms of the Advisory Agreement between the Fund and the Adviser, the Adviser conducts investment research and management for the Fund and is responsible for the purchase and sale of securities for the Fund’s investment portfolio. The Adviser provides the Fund with investment advice, supervises the management and investment programs and provides investment advisory facilities and executive and supervisory personnel for managing the investments and effectuating portfolio transactions. The Adviser also furnishes, at its own expense, all necessary administrative services, office space, equipment and clerical personnel for servicing the investments of the Fund. With the exception of the Chief Compliance Officer, who is an employee of the Adviser, such officers receive no compensation from the Fund for serving in their respective roles. The Fund makes reimbursement payments to the Adviser for the salary and benefits associated with the office of the Chief Compliance Officer. The compliance fees expensed by the Fund during the period ended May 31, 2025 are included in the Statement of Operations. Under the Advisory Agreement, the monthly compensation paid to the Adviser is accrued daily at an annual rate of 1.00% on the average daily net assets of the Fund.

13

YCG ENHANCED FUND
NOTES TO FINANCIAL STATEMENTS
May 31, 2025(Continued)
In the interest of limiting the expenses of the Fund, the Adviser has entered into a contractual expense limitation agreement with the Fund. Pursuant to the Expense Limitation Agreement, the Adviser (for the lifetime of the Fund) has agreed to waive or limit its fees and assume other expenses of the Fund (excluding interest, taxes, brokerage commissions and dividend expenses on securities sold short and extraordinary expenses not incurred in the ordinary course of business) so that the Fund’s ratio of total annual operating expenses is limited to 1.39%. In addition to the lifetime limit, the Adviser has agreed to reimburse the Fund to the extent necessary to ensure that total annual fund operating expenses to do not exceed 1.19% at least through April 1, 2026. The Adviser is entitled to the reimbursement of fees waived or reimbursed by the Adviser to the Fund subject to the limitations that (1) the reimbursement is made only for fees and expenses incurred not more than thirty-six months following the month in which the reimbursement occurred, and (2) the reimbursement may not be made if it would cause the Fund’s annual expense limitation to be exceeded. The reimbursement amount may not include any additional charges or fees, such as interest accruable on the reimbursement account. During the period ended May 31, 2025, the Fund reimbursed $442 of previously waived expenses and did not let any fees subject to recoupment expire. As of May 31, 2025, the Fund recouped all potential recoverable waivers or reimbursed expenses.
Certain officers, trustees and shareholders of the Fund are also owners or employees of the Adviser.
5. CERTAIN RISKS
Non-Diversification Risk: The Fund is non-diversified. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. The Fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.
Recent Market Conditions: General economic, political and public health conditions may have a significant adverse effect on the Fund’s investment operations and profitability. A rise in protectionist trade policies, slowing global economic growth, the risk of trade disputes, and the possibility of changes to some international trade agreements, tensions or open conflict between and among nations, such as between Russia and Ukraine, and Israel and Hamas in the Middle East, could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time, and may negatively impact the markets in which the Fund invests. Additionally, securities in the Fund’s portfolio may underperform due to volatility in the banking sector, including bank failures, inflation (or expectations for inflation), increasing interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of such events may result in market volatility and may have long-term negative effects on both the U.S. and global financial markets.
The above are only a few of the principal risks of the Fund. The other principal risks are discussed in the Fund’s most recent Prospectus.
6. FEDERAL TAX INFORMATION
A.	Tax Basis of Distributions to Shareholders: The tax character of the distributions paid by the Fund were as follows:

	For the Year Ended November 30,
	2024	2023
Ordinary Income	$—	$ —
Long-Term Capital Gains	10,049,741	—
Total	$ 10,049,741	$—

Reclassifications: The tax components of distributable earnings are determined in accordance with income tax regulations which may differ from the compositions of net assets reported under GAAP. Accordingly, for the year ended November 30, 2024, certain differences were reclassified. The reclassifications were as follows:

Paid-in capital	$816,849
Distributable earnings (accumulated deficit)	$(816,849)

These differences are primarily due to net operating loss lost.

14

YCG ENHANCED FUND
NOTES TO FINANCIAL STATEMENTS
May 31, 2025(Continued)
B.	Tax Basis of Investments: As of November 30, 2024, the components of the tax basis cost of investments and net unrealized appreciation (depreciation) were as follows:

	Investments	Written Options	Foreign Currencies	Total
Tax cost of investments	$311,883,808	$(1,153,860)	$(13,555,687)	$297,174,261
Gross unrealized appreciation	293,555,150	386,217	—	293,941,367
Gross unrealized depreciation	(2,442,759)	—	(137,960)	(2,580,719)
Net tax unrealized appreciation (depreciation)	291,112,391	386,217	(137,960)	291,360,648
Undistributed ordinary income	165,734	—	—	165,734
Undistributed long-term capital gain (loss)	23,159,282	—	—	23,159,282
Accumulated gain (loss)	23,325,016	—	—	23,325,016
Other accumulated gain (loss)	(425)	—	(1,765)	(2,190)
Distributable earnings (accumulated deficit)	$314,436,982	$386,217	$(139,725)	$314,683,474

The tax basis of investments for tax and financial reporting purposes differs, principally due to deferral of losses on wash sales.
At November 30, 2024, the Fund had the following capital loss carryforwards:

Short-Term	Long-Term	Expires
$ —	$ —	Indefinite

Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. Qualified late-year ordinary losses are the excess of the sum of the specified loss attributable to the portion of the taxable year after October 31, and the late-year losses attributable to the portion of the taxable year after December 31, over the sum of the specified gains attributable to the portion of the taxable year after October 31, and other ordinary income attributable to the portion of the taxable year after December 31. For the fiscal year ended November 30, 2024, there were no late year deferred losses.

15

YCG ENHANCED FUND
ADDITIONAL INFORMATION (Unaudited)
1. SHAREHOLDER NOTIFICATION OF FEDERAL TAX STATUS
For the year ended November 30, 2024, 0.00% of the dividends paid from net investment income, including short-term capital gains, for the Fund qualify for the dividends received deduction available to corporate shareholders.
For the year ended November 30, 2024, 0.00% of the dividends paid from net investment income, including short-term capital gains, for the Fund are designated as qualified dividend income.
2. COMPENSATION OF TRUSTEES
Each Trustee who is not an “interested person” of the Trust (i.e. an “Independent Trustee”) receives an annual retainer of $4,000, paid quarterly, as well as $1,000 per meeting attended. In addition, Independent Trustees are eligible for reimbursement of out-of-pocket expenses incurred in connection with attendance at such meetings. The Fund’s Statement of Additional Information includes additional information about the Trustees and is available upon request by calling toll free 1-855-444-9243 or by accessing the Fund’s website at www.ycgfunds.com. (Note for clarification: The information on our website is not incorporated by reference into this report.)
3. PROXY VOTING POLICIES AND PROCEDURES
For a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, please call 1-855-444-9243 and request a Statement of Additional Information. One will be mailed to you free of charge. The Statement of Additional Information is also available on the Fund’s website at www.ycgfunds.com/how-to-invest/ or on the website of the Securities and Exchange Commission at http://www.sec.gov. Information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-855-444-9243 or by accessing the website of the Securities and Exchange Commission at http://www.sec.gov. The Fund Proxy Voting Policy is also available on the Fund website at https://ycgfunds.com/how-to-invest/.
4. DISCLOSURE OF PORTFOLIO HOLDINGS
The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the website of the Securities and Exchange Commission at http://www.sec.gov or on request by calling 1-800-SEC-0330.

16

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

For the semi-annual period ended May 31, 2025, the aggregate remuneration the Registrant paid the directors, all members of the advisory board and any officers are disclosed in the Financial Statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s [Principal Executive Officer] and [Principal Financial Officer] have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5)	Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	YCG Funds

By (Signature and Title)*	/s/ Brian A. Yacktman
Brian A. Yacktman, Principal Executive Officer

Date	07/29/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brain A Yacktman
Brian A. Yacktman, Principal Executive Officer

Date	07/29/2025

By (Signature and Title)*	/s/ William D. Kruger
William D. Kruger, Principal Financial Officer

Date:	07/29/2025

* Print the name and title of each signing officer under his or her signature.